Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Increase in loan loss provisions	€ 1,189,000,000	€ 131,000,000	€ 516,000,000
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	951,934,000,000
Financial assets	999,968,000,000		951,934,000,000
Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,368,000,000
Financial assets	6,022,000,000		5,368,000,000
Loans [member] | Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	951,934,000,000	916,942,000,000	916,942,000,000
New financial assets originated or purchased	119,993,000,000		208,501,000,000
Financial assets that have been derecognised	(82,777,000,000)		(139,652,000,000)
Net drawdowns and repayments	10,818,000,000		33,002,000,000
Write-offs			(854,000,000)
Financial assets	999,968,000,000		951,934,000,000
Loans [member] | Gross Carrying Amount [Member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0		0
Loans [member] | Gross Carrying Amount [Member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0		0
Loans [member] | Gross Carrying Amount [Member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	0		0
Loans [member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	890,386,000,000
New financial assets originated or purchased	119,993,000,000		208,501,000,000
Financial assets that have been derecognised	75,384,000,000		(125,819,000,000)
Net drawdowns and repayments	9,625,000,000		29,781,000,000
Financial assets	934,148,000,000		890,386,000,000
Loans [member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	8,534,000,000		15,157,000,000
Loans [member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(17,556,000,000)		(19,737,000,000)
Loans [member] | Gross Carrying Amount [Member] | 12-month expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(1,451,000,000)		(2,166,000,000)
Loans [member] | Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12,072,000,000	13,398,000,000	13,398,000,000
Financial assets that have been derecognised	2,080,000,000		(1,898,000,000)
Net drawdowns and repayments	431,000,000		(694,000,000)
Write-offs			(854,000,000)
Financial assets	11,831,000,000		12,072,000,000
Loans [member] | Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(275,000,000)		(835,000,000)
Loans [member] | Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(618,000,000)		(800,000,000)
Loans [member] | Gross Carrying Amount [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	2,302,000,000		3,755,000,000
Loans [member] | Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	49,476,000,000	59,313,000,000	59,313,000,000
Financial assets that have been derecognised	5,313,000,000		(11,935,000,000)
Net drawdowns and repayments	761,000,000		(2,527,000,000)
Financial assets	53,989,000,000		49,476,000,000
Loans [member] | Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(8,259,000,000)		(14,322,000,000)
Loans [member] | Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	18,174,000,000		20,537,000,000
Loans [member] | Gross Carrying Amount [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(851,000,000)		(1,589,000,000)
Loans [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,368,000,000	5,854,000,000	5,854,000,000
Net remeasurement of loan loss provision	266,000,000		46,000,000
New financial assets originated or purchased	123,000,000		149,000,000
Financial assets that have been derecognised	(220,000,000)		(414,000,000)
Changes in models/risk parameters			184,000,000
Increase in loan loss provisions	1,184,000,000		462,000,000
Write-offs	(648,000,000)		(854,000,000)
Recoveries of amounts previously written off	28,000,000		45,000,000
Foreign exchange and other movements	90,000,000		(138,000,000)
Financial assets	6,022,000,000		5,368,000,000
Loans [member] | Accumulated Impairment [Member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(130,000,000)		(313,000,000)
Loans [member] | Accumulated Impairment [Member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	596,000,000		100,000,000
Loans [member] | Accumulated Impairment [Member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	549,000,000		712,000,000
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	501,000,000
Transfers and reclassifications	(130,000,000)
Net remeasurement of loan loss provision	(39,000,000)		(130,000,000)
New financial assets originated or purchased	123,000,000		149,000,000
Financial assets that have been derecognised	34,000,000		(73,000,000)
Changes in models/risk parameters			12,000,000
Increase in loan loss provisions	1,000,000		(67,000,000)
Foreign exchange and other movements	(5,000,000)		(13,000,000)
Financial assets	497,000,000		501,000,000
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	13		20,000,000
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(53)		(32,000,000)
Loans [member] | Accumulated Impairment [Member] | 12-month expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(9)		(13,000,000)
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,851,000,000	3,797,000,000	3,797,000,000
Transfers and reclassifications	549,000,000
Net remeasurement of loan loss provision	4,000,000		404,000,000
Financial assets that have been derecognised	137,000,000		(237,000,000)
Changes in models/risk parameters			130,000,000
Increase in loan loss provisions	379,000,000		989,000,000
Write-offs	648,000,000		(854,000,000)
Recoveries of amounts previously written off	28,000,000		45,000,000
Foreign exchange and other movements	30,000,000		(125,000,000)
Financial assets	3,640,000,000		3,851,000,000
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(28,000,000)		(54,000,000)
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(71,000,000)		(75,000,000)
Loans [member] | Accumulated Impairment [Member] | Credit impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	611,000,000		820,000,000
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,016,000,000	€ 1,476,000,000	1,476,000,000
Transfers and reclassifications	596,000,000
Net remeasurement of loan loss provision	301,000,000		(228,000,000)
Financial assets that have been derecognised	49,000,000		(104,000,000)
Changes in models/risk parameters			41,000,000
Increase in loan loss provisions	804,000,000		(460,000,000)
Foreign exchange and other movements	65,000,000		1,000,000
Financial assets	1,885,000,000		1,016,000,000
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into 12-month ECL (Stage 1) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	(115,000,000)		(279,000,000)
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL not credit impaired (Stage 2) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	720,000,000		206,000,000
Loans [member] | Accumulated Impairment [Member] | Not credit-impaired [member] | Lifetime expected credit losses [member] | Transfer into lifetime ECL credit impaired (Stage 3) [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Transfers and reclassifications	€ (53,000,000)		€ (96,000,000)